Derivatives - Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flow Hedges | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on hedges recognized in other comprehensive income	[1]	₩ (209,145)	₩ 89,293	₩ 99,268
Hedge ineffectiveness recognized in profit or loss	[1],[2]	(8,743)	(5,034)	(512)
From cash flow hedge reserve to profit or loss Reclassified amount	[1]	1,567	(151)	(1,760)
Cash Flow Hedges | Foreign Exchange Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on hedges recognized in other comprehensive income	[1]	(35,688)	2,548	(10,294)
Hedge ineffectiveness recognized in profit or loss	[1],[2]	2,776	(6,184)	(7,069)
From cash flow hedge reserve to profit or loss Reclassified amount	[1]	(160,443)	210,424	(25,698)
Cash Flow Hedges | Discontinuation of cash flow hedges
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on hedges recognized in other comprehensive income		1,532	(39,621)	(5,531)
Hedge ineffectiveness recognized in profit or loss	[2]			0
From cash flow hedge reserve to profit or loss Reclassified amount		(28)	47,957	14,659
Hedges of net investment
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on hedges recognized in other comprehensive income		(184,205)	(169,001)	79,540
Hedge ineffectiveness recognized in profit or loss	[2]	15,455	(12,409)	(3,908)
From cash flow hedge reserve to profit or loss Reclassified amount		(158,904)	258,230	(12,799)
Hedges of net investment | Foreign Exchange Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on hedges recognized in other comprehensive income	[1]	59,096	(221,221)	(3,903)
Hedge ineffectiveness recognized in profit or loss	[1],[2]	21,422	(1,191)	3,673
From cash flow hedge reserve to profit or loss Reclassified amount	[1]	₩ 0	₩ 0	₩ 0

[1]	The related account categories are presented in the amounts of interest rate swap assets and liabilities, currency forwards assets and liabilities and borrowings.
[2]	Hedging ineffectiveness represents the difference between the changes in fair value of the hedging instruments and the hedged items.